Share warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Public Warrants
Disclosure of reserves within equity [line items]
Warrants outstanding	16,616,626	15,249,960	13,399,960
Warrants exercise price per share	$ 11.5	$ 11.5	$ 11.5
Warrants exercisable period	exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation.
Fair value of warrants price per share	$ 0.01	$ 0.12	$ 0.5
Private Warrants
Disclosure of reserves within equity [line items]
Warrants outstanding	1,910,127	3,276,793	5,126,793
Warrants exercise price per share	$ 11.5	$ 11.5	$ 11.5
Warrants exercisable period	exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation.
Fair value of warrants price per share	$ 0.01	$ 0.12	$ 0.5